License and Collaboration Agreements - Narrative (Details) (USD $)	12 Months Ended			1 Months Ended	51 Months Ended	8 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2008	Dec. 31, 2009	Oct. 31, 2010 license_agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and development	$ 22,746,000	$ 11,554,000	$ 8,604,000
GLAAS Discovery Platform [Member] | Collaborative Arrangement, Product [Member] | Sanofi [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone revenue recognized				3,500,000
Milestone receivables				168,000,000
GLA [Member] | Collaborative Arrangement, Product [Member] | MedImmune LLC [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone revenue recognized	1,000,000				5,500,000
Number of license agreements									3
GLA [Member] | Collaborative Arrangement, Product [Member] | MedImmune LLC [Member] | Minimum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone receivables	62,900,000				62,900,000
GLA [Member] | Collaborative Arrangement, Product [Member] | MedImmune LLC [Member] | Maximum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone receivables	75,000,000				75,000,000
GLA [Member] | Collaborative Arrangement, Product [Member] | Medicago Inc [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone revenue recognized						500,000
Milestone receivables	9,500,000				9,500,000
GLA [Member] | Collaborative Arrangement [Member] | Infectious Disease Research Institute [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and development	1,900,000	140,000
GLA [Member] | Collaborative Arrangement [Member] | Infectious Disease Research Institute [Member] | Common stock [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Value of common stock issued for license							59,000
First GLA Product [Member] | Collaborative Arrangement [Member] | Infectious Disease Research Institute [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Potential future milestone payments	2,400,000				2,400,000
Subsequent GLA Products [Member] | Collaborative Arrangement [Member] | Infectious Disease Research Institute [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Potential future milestone payments	1,300,000				1,300,000
Dendritic Cell-targeted Theraputic and Prophylactic Immunization Strategies [Member] | Collaborative Arrangement [Member] | California Institute of Technology [Member] | Common stock [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Value of common stock issued for license								25,000
Potential future milestone payments	1,600,000				1,600,000
Herpes Simplex Virus Immune Therapy [Member] | Collaborative Arrangement, Product [Member] | Sanofi [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Accounts Receivable, Gross	1,500,000				1,500,000
Deferred Revenue	492,000				492,000
License Revenue [Member] | GLA [Member] | Collaborative Arrangement, Product [Member] | Sanofi [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone revenue recognized			805,000
Other Revenue [Member] | GLA [Member] | Collaborative Arrangement, Product [Member] | Sanofi [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone revenue recognized			200,000
Collaboration Revenue [Member] | Herpes Simplex Virus Immune Therapy [Member] | Collaborative Arrangement, Product [Member] | Sanofi [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone revenue recognized	$ 1,100,000